SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)			12 Months Ended
	Sep. 20, 2022 shares	May 03, 2022 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercised during the period	(140,000)	(150,000)
Share options [member]
IfrsStatementLineItems [Line Items]
Number of options, outstanding, beginning			221	190	277
Weighted average exercise price, beginning | $ / shares			$ 4,862.8	$ 4,554.3	$ 3,746.8
Granted during the period			201	31	3
Weighted average exercise price, granted | $ / shares			$ 2,308.2	$ 6,844.4	$ 20,026
Exercised during the period					(90)
Weighted average exercise price, exercised | $ / shares					$ 2,648.6
Cancelled during the period			(422)
Weighted average exercise price, cancelled | $ / shares			$ 3,646
Number of options, outstanding, ending				221	190
Weighted average exercise price, outstanding, ending | $ / shares				$ 4,862.8	$ 4,554.3
Number of options, exercisable, ending
Weighted average exercise price, exercisable, ending | $ / shares